Other Assets (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2020	Oct. 31, 2020
Disclosure of other assets [text block] [Abstract]
Financing proposal amount	$ 2,200
Disbursement of financing amount		$ 1,150
Disbursement percentage		50.00%